4. Changes in accounting practices and disclosures (Details 1)	12 Months Ended
Dec. 31, 2017
Standard One
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards, amendments and interpretations to existing standards that are not yet effective

Standard: IFRS 9 - Financial Instruments

Description: Changes in the classification and measurement requirements, mainly for impairment and hedge accounting.

Impact: The Company assessed the main aspects of this and has concluded that will not have an impact on the classification and measurement of losses on its financial assets and financial liabilities or hedge accounting, given that it does not have any operation of this nature.

[1]
Standard Two
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards, amendments and interpretations to existing standards that are not yet effective

Standard: IFRS 15 - Revenue from Contracts with Customers

Description: Establishes a single comprehensive framework to determine if and when a revenue is recognized and how revenue is measured.

IFRS 15 will supersede the current revenue recognition guidance including IAS 18 Revenue, IAS 11 Construction Contracts and IFRIC 13 Interpretation A - Customer Loyalty Programmes.

Impact: The Company assessed the impacts on its customer contracts, including those with consumers with special billing characteristics, and concluded that the adoption of this standard will not have material impacts.

[1]
Standard Three
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards, amendments and interpretations to existing standards that are not yet effective

Standard: IFRS 16 - Leases

Description: Establishes a single model for the accounting of leases in the balance sheet for lesses. A lessee recognizes a right of use asset that represents his right to use the leased asset and a lease liability that represents his obligation to make lease payments. The lessor’s accounting remains similar to the current standard, that is, the lessors continue to classify the leases as financial or operating.

IFRS 16 will supersede the current leases guidance including IAS 17 Leases and IFRIC 4, SIC 15 and SIC 27 Determining Whether an Arrangement Contains a Lease

Impact: The Company is assessing the effects of recording operating leases in its financial statements and expects impacts which are currently under evaluation.

[2]
Standard Four
SummaryOfChangesInAccountingPracticesAndDisclosuresLineItems [Line Items]
New standards, amendments and interpretations to existing standards that are not yet effective

Standard: Amendments to IFRS 2 – Classification and measurement of share-based payment transactions

Description: Describe about modifications of settled options of shares.

Impact: The Company is assessing the impacts and effects of the amendments, however it does not expect material effects from adopting this standard.

[2]

[1]	Effective for annual periods beginning on or after January 1, 2018.
[2]	Effective for annual periods beginning on or after January 1, 2019.